Debt (Tables)	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Schedule of components of interest expense on debt
	September 30, 2021			December 31, 2020
	Principal Outstanding	Unamortized Discount and Issuance Cost	Carrying Amount	Principal Outstanding	Unamortized Discount and Issuance Cost	Carrying Amount
Trinity term loan, due 2022	$—	$—	$—	$12,000	$(665)	$11,335
Short term loans, due 2021	621	—	621	459	—	459
PPP Loan, due 2022	—	—	—	1,868	—	1,868
Tropez loan, due 2021	—	—	—	2,000	—	2,000
Total term loans	621	—	621	16,327	(665)	15,662
Revolving line of credit	1,675	—	1,675	1,675	—	1,675
Embry convertible notes, due 2021	—	—	—	3,606	(110)	3,496
Total debt	$2,296	$—	$2,296	$21,608	$(775)	$20,833

Schedule of outstanding debt
	September 30, 2021	December 31, 2020
Current liabilities – Current debt obligations	$2,296	$8,488
Noncurrent liabilities – Long-term debt, net of current maturities	—	12,345
	$2,296	$20,833

Schedule of components of interest expense on debt
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Interest expense on Trinity Term Loan:
Contractual interest	—	357	719	1,163
Amortization of discount and issuance cost	—	13	138	40
	—	370	857	1,203
Interest expense on other debt obligations:
Contractual interest	24	112	258	308
Amortization of discount and issuance cost	1	35	60	109
	25	147	318	417
Total interest expense	$25	$517	$1,175	$1,620